Organization and principal activities - Schedule of Condensed Consolidated Statements Data for the VIEs (Parenthetical) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
VIEs
Investments in and Advances to Affiliates
Outstanding balances for Variable Interest Entity fees Charged	¥ 0	¥ 0	¥ 0
Service fees receivable from variable interest entity set off against intercompany receivables	139,000	415,000	0
Wholly foreign-owned enterprise And Other Subsidiaries
Investments in and Advances to Affiliates
Variable Interest Entity Service Fees Charged Amount	5,530,000	6,863,000	8,664,000
Payment of Variable Interest Entity Service Fees	¥ 5,391,000	¥ 6,433,000	¥ 8,664,000